Equity	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Equity
Note 13. - Equity

As of June 30, 2023, the share capital of the Company amounts to $11,615,327 (11,605,513 as of December 31, 2022) represented by 116,153,273 ordinary shares (116,055,126 ordinary shares as of December 31,2022) fully subscribed and disbursed with a nominal value of $0.10 each, all in the same class and series. Each share grants one voting right.
Algonquin owns 42.2% of the shares of the Company and is its largest shareholder as of June 30, 2023. Algonquin’s voting rights and rights to appoint directors are limited to 41.5% and the difference between Algonquin´s ownership and 41.5% will vote replicating non-Algonquin’s shareholders’ vote.

The Company accounts for its existing long-term incentive plans granted to employees as equity-settled in accordance with IFRS 2, Share-based Payment when incentives are being settled in shares. In the six-month period ended June 30, 2023, the Company issued 98,147 new shares (222,803 new shares in the six-month period ended June 30, 2022) to its employees to settle a portion of these plans.

On August 3, 2021, the Company established an “at-the-market program” and entered into a distribution agreement with J.P. Morgan Securities LLC, as sales agent, under which the Company may offer and sell from time to time up to $150 million of its ordinary shares. The Company also entered into an agreement with Algonquin pursuant to which the Company has offered Algonquin the right but not the obligation, on a quarterly basis, to purchase a number of ordinary shares to maintain its percentage interest in Atlantica at the average price of the shares sold under the distribution agreement in the previous quarter (the “ATM Plan Letter Agreement”). On February 28, 2022, the Company established a new “at-the-market program” and entered into a distribution agreement with BofA Securities, MUFG and RBC Capital Markets, as its sales agents, under which the Company may offer and sell from time to time up to $150 million of its ordinary shares. Upon entry into the distribution agreement, the Company terminated its prior “at-the-market program” established on August 3, 2021, and the related distribution agreement dated such date, entered into with J.P. Morgan Securities LLC. During the first semester of 2022, the Company sold 2,615,895 shares at an average market price of $33.45 pursuant to its distribution agreement, representing net proceeds of $86 million. During the first semester of 2023, the Company did not sell any share under this program. Pursuant to the ATM Plan Letter Agreement, the Company delivers a notice to Algonquin quarterly in order for them to exercise their rights thereunder.
Atlantica´s reserves as of June 30, 2023 are made up of share premium account and capital reserves. The share premium account reduction by $250 million during the six-month period ended June 30, 2023, increasing capital reserves by the same amount, was made effective upon the confirmation received on June 26, 2023, from the High Court in the UK, pursuant to the Companies Act 2006.
Other reserves primarily include the change in fair value of cash flow hedges and its tax effect.
Accumulated currency translation differences primarily include the result of translating the financial statements of subsidiaries prepared in a foreign currency into the presentation currency of the Company, the U.S. dollar.
Accumulated deficit primarily includes results attributable to Atlantica.
Non-controlling interests fully relate to interests held by JGC in Solacor 1 and Solacor 2, by Idae in Seville PV, by Itochu Corporation in Solaben 2 and Solaben 3, by Algerian Energy Company, SPA and Sacyr Agua S.L. in Skikda, by Algerian Energy Company, SPA in Tenes, by Industrial Development Corporation of South Africa (IDC) and Kaxu Community Trust in Kaxu, by Algonquin Power Co. in AYES Canada, and by partners of the Company in the Chilean renewable energy platform in Chile PV 1, Chile PV 2 and Chile PV 3.
On February 28, 2023, the Board of Directors declared a dividend of $0.445 per share corresponding to the fourth quarter of 2022. The dividend was paid on March 25, 2023 for a total amount of $51.7 million.
On May 4, 2023, the Board of Directors declared a dividend of $0.445 per share corresponding to the first quarter of 2023. The dividend was paid on June 15, 2023 for a total amount of $51.7 million.

In addition, the Company declared dividends and distributions to non-controlling interests in the six-month period ended June 30, 2023, primarily to Algonquin (interests in Amherst through AYES Canada, see Note 7) for $10.7 million ($12.5 million in the six-month period ended June 30, 2022), Itochu Corporation for $5.1 million ($2.9 million in the six-month period ended June 30, 2022), Algerian Energy Company for $6.7 million ($5.3 million in the six-month period ended June 30, 2022) and IDC and Kaxu Community Trust for $1.2 million (nil in the six-month period ended June 30, 2022).

During the six-month period ended June 30, 2023, Chile PV 3 received a capital contribution of $10.5 million from the financial partners (Non-controlling interests) through the renewable energy platform of the Company in Chile.
As of June 30, 2023, and December 31, 2022, there was no treasury stock and there have been no transactions with treasury stock during the period then ended.